Long-Term Debt, net - Consolidated statement of financial position (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total of Loan Balance	$ 29,250	$ 31,750
Total of Unamortized Debt Discount	(377)	(447)
Total Borrowings	28,873	31,303
Loan Balance - Current Portion	(5,000)	(5,000)
Unamortized Debt Discount - Current Portion	125	135
Total Borrowings - Current Portion	(4,875)	(4,865)
Loan Balance - Long-Term Portion	24,250	26,750
Unamortized Debt Discount - Long-Term Portion	(252)	(312)
Total Borrowings - Long-Term Portion	23,998	$ 26,438
Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited & Serena Maritime Limited [member]
Disclosure of detailed information about borrowings [line items]
Total of Loan Balance	29,250
Total of Unamortized Debt Discount	(377)
Total Borrowings	$ 28,873